Document and Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	MakeMyTrip Ltd
Entity Central Index Key	0001495153
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--03-31
Entity Filer Category	Large Accelerated Filer
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG Assurance and Consulting Services LLP
Auditor Location	Bengaluru, Karnataka, India
Auditor Firm ID	2115
Entity Well-known Seasoned Issuer	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, par value $0.0005 per share
Trading Symbol	MMYT
Security Exchange Name	NASDAQ
Entity File Number	001-34837
Entity Incorporation, State or Country Code	O4
Entity Address, Address Line One	19th Floor, Building No. 5
Entity Address, Address Line Two	DLF Cyber City
Entity Address, City or Town	Gurugram
Entity Address, Country	IN
Entity Address, Postal Zip Code	122002
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Ordinary Shares, Undefined [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	65,606,041
Class B Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	39,667,911
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Mohit Kabra
Entity Address, Address Line One	19th Floor, Building No. 5
Entity Address, Address Line Two	DLF Cyber City
Entity Address, City or Town	Gurugram
Entity Address, Country	IN
Entity Address, Postal Zip Code	122002
City Area Code	91-124
Local Phone Number	439-5000
Contact Personnel Email Address	groupcfo@go-mmt.com